Inventories	3 Months Ended
Nov. 30, 2013
Inventories [Abstract]
Inventories

(3) Inventories

Inventories at August 31, 2012 and 2013 consisted of the following:

	August 31, 2012	August 31, 2013
Work in process	$264	$20
Finished goods	577	-

Total inventories	$841	$20

At November 30, 2013 (unaudited), all seed inventory was written-off based on the lower of cost or market, based on the Company's evaluation of such inventory.